Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

6. INCOME TAXES

As discussed in Note 1, a REIT is subject to taxation to the extent that taxable income exceeds dividend distributions to shareholders. In order to maintain status as a REIT, the Company is required to distribute at least 90% of its taxable income. In 2016, the Company had pretax loss of $(337,207) and distributions to shareholders in the form of dividends during the tax year of $402,672. The tax benefit based on statutory rates to the Company, pre-dividends would have been $(114,650) in 2016. In 2015, the Company had pretax loss of $(38,234) and distributions to shareholders in the form of dividends during the tax year of $469,783. The tax based on statutory rates to the Company, pre-dividends, would have been $(13,000) in 2015. The Company paid out 100% of taxable income in dividends in 2016 and 2015.

The following reconciles the income tax provision with the expected provision obtained by applying statutory rates to pretax income:

	2016	2015

Tax based on statutory rates	$(114,650)	$(13,000)
Tax effect on realized losses on properties	(361,276)	—
Benefit of REIT distributions	475,926	13,000

Total tax provision	$—	$—

The components of deferred income tax assets are as follows:

	2016	2015

Loan origination fees	$101,490	$114,017
Loan and bond loss provisions	446,074	477,643
Real-estate impairment	94,254	271,984
Valuation allowance	(641,818)	(863,644)

Deferred income tax asset, net	$—	$—

The change in the valuation allowance was approximately $(222,000) and $(64,000) for 2016 and 2015, respectively.